Income Taxes - Effective Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate [Line Items]
Income before tax	$ 7,890	$ 26,543	$ 195,830	$ 123,819	$ 145,159
Statutory rate			21.00%	21.00%	35.00%
Tax expense at federal statutory rate			$ 41,124	$ 26,002	$ 50,806
Increase (decrease)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount			(4,687)	(401)	743
State income taxes, net of federal benefit			9,565	6,288	5,047
Return to accrual adjustment			(3,963)	(193)	(608)
TCJA			0	(19)	(46,291)
NMTC			0	(1,578)	313
Other, net			1,126	(717)	(2,931)
Total tax expense	$ 1,562	$ 5,986	$ 43,165	$ 29,382	$ 7,079
Effective rate	19.80%	22.60%	22.00%	23.70%	4.90%
Cleco Power
Effective Income Tax Rate [Line Items]
Income before tax			$ 193,714	$ 218,181	$ 218,069
Statutory rate			21.00%	21.00%	35.00%
Tax expense at federal statutory rate			$ 40,680	$ 45,818	$ 76,324
Increase (decrease)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount			(4,687)	(401)	743
State income taxes, net of federal benefit			11,683	11,080	7,583
Return to accrual adjustment			(2,008)	483	(284)
TCJA			0	(19)	(14,292)
Other, net			(216)	(1,037)	(2,743)
Total tax expense			$ 45,452	$ 55,924	$ 67,331
Effective rate	22.00%	23.00%	23.50%	25.60%	30.90%